Consolidated Statements of Changes in Member' Equity	Four Cubed Management Llc [Member] USD ($)
Beginning balance, value at Dec. 31, 2017	$ 752,342
Net income	315,280
Member distributions	(283,786)
Ending balance, value at Dec. 31, 2019	783,836
Beginning balance, value at Dec. 31, 2018	783,836
Net income	774,972
Member distributions	(606,528)
Ending balance, value at Dec. 31, 2020	952,280
Beginning balance, value at Dec. 31, 2019	783,836
Net income	259,094
Member distributions	74,625
Ending balance, value at Jun. 30, 2020	968,305
Beginning balance, value at Dec. 31, 2020	952,280
Net income	386,698
Member distributions	978,267
Ending balance, value at Jun. 30, 2021	$ 360,711